Future Purchase consideration (Details) - Schedule of future purchase consideration - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of future purchase consideration [Abstract]
Balance, beginning of the year		$ 315,712	$ 865,854
E-Wave future purchase consideration accrued
E-wave future purchase consideration paid			(621,567)
Signifi future purchase consideration paid		(315,712)	(285,714)
Accretion and change in value of future purchase consideration			519,148
Foreign exchange adjustments			(162,009)
Balance, end of the year			315,712
Short-term (payable within one year)			315,712
Long-term